Average Annual Total Returns - FidelityActiveEquityETFsA-ComboPRO - FidelityActiveEquityETFsA-ComboPRO - Fidelity New Millennium ETF	Nov. 29, 2022
Fidelity New Millennium ETF | Return Before Taxes
Average Annual Return:
Past 1 year	24.46%
Since Inception	30.41%
Fidelity New Millennium ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.93%
Since Inception	29.82%
Fidelity New Millennium ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.80%
Since Inception	23.46%
SP001
Average Annual Return:
Past 1 year	28.71%
Since Inception	33.79%	[1]

[1]	A From June 2, 2020